THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 13, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 2005.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2005

                Check here if Amendment [X]; Amendment Number: 2

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Chief Executive Officer
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
------------------
(Signature)

New York, New York
------------------
(City, State)

August 23, 2005
------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $763,888 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None



                                                                FORM 13F AMENDMENT NO. 2
                                                                                                          (SEC USE ONLY)
QTR ENDED: 3/31/05                       Name of Reporting Manager:  Sandell Asset Management

                                                                                                                 Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:    Item 6:   Item 7:  Voting Authority (Shares)
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or Investment Managers    (a)      (b)     (c)
                                                   Number       Value   Principal  Discretion   See       Sole   Shared    None
                                                              (X$1000)    Amount              Instr.V

CAESARS ENTMT INC                COM              127687-10-1  260,601  13,168,301 SHS  SOLE            13,168,301  -       -
CREO INC                         COM              225606-10-2   27,459   1,709,805 SHS  SOLE             1,709,805  -       -
GILLETTE CO                      COM              375766-10-2    1,413      28,000 SHS  SOLE                28,000  -       -
PATINA OIL & GAS CORP            COM              703224-10-5    4,752     118,800 SHS  SOLE               118,800  -       -
PULITZER INC                     COM              745769-10-9   37,562     589,400 SHS  SOLE               589,400  -       -
SYMANTEC CORP                    COM              871503-10-8    1,386      65,000 SHS  SOLE                65,000  -       -
TOYS R US INC                    COM              892335-10-0  128,092   4,972,500 SHS  SOLE             4,972,500  -       -
VERITAS SOFTWARE CORP            COM              923436-10-9  150,867   6,497,282 SHS  SOLE             6,497,282  -       -
WESTERN WIRELESS CORP            CL A             95988E-20-4  151,756   3,997,800 SHS  SOLE             3,997,800  -       -

                                               Value Total    $763,888

                                               Entry Total:          9
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